UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
 (Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)               (Zip code)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: March 31, 2018

Semi-Annual Report 2018

From October 1, 2017 through March 31, 2018

(Unaudited)

QCI Balanced Fund

QCI
ASSET MANAGEMENT, INC.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the QCI Balanced Fund (the "Fund"). The Fund's shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund's shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

The QCI Balanced Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Rd., Suite 200, Raleigh, NC, 27609. There is no affiliation between the QCI Balanced Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the QCI Balanced Fund ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at e-qci.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

The QCI Balanced Fund is a series of the Starboard Investment Trust.

For More Information on Your QCI Balanced Fund:

See Our Web site at e-qci.com
or
Call Our Shareholder Services Group at 800-773-3863.

April 2018

Dear Shareholder,

Reversion to the mean is one of the most powerful concepts in all of finance. After almost exactly two years without a correction, the market slapped investors back to reality with a rapid 10% drop in just two weeks. After soaring to fresh all-time highs in January, a tick up in inflationary leading indicators set off a bond sell off that reverberated through the equity markets. As we have been writing over the past couple of quarters, one of the biggest risks we see is not inflation per se, but, rather, how aggressively the Fed responds to an economy that starts running a bit hot. It seems the consensus now agrees with us.

Economies around the globe are growing in sync for the first time in several years. Pair this with corporate tax cuts in the US, and we could see earnings growth of almost 20% this year. The trade war rhetoric that has flared over the past few weeks introduces a new risk as countries retaliate against protectionist tariffs. While the measures discussed so far are immaterial relative to the size of global trade annually, the fear is they will escalate and hamper economic growth. Our take is this is not much more than political posturing, and we are looking for opportunities to go shopping for high quality investments getting caught up in the hype.

Using price floors (trailing stop loss trades) allows us to participate as the market rallies, then quickly reduce risk exposure by selling stocks as momentum breaks down.  Our equity risk management strategy worked well in the opening days of the correction.  Several stocks hit their floor prices triggering trades to either scale positions or exit them outright.  Through the end of March, the midway point of our 2018 fiscal year, QCIBX was up 2.7%, while our peer group average was down 0.4%.  Overall valuations are more attractive now than in January, though they are hardly "cheap."  As such, we continue to have a defensive bias in our positioning and will deploy excess cash opportunistically.

Bonds struggled as interest rates continued their march higher in the first part of the quarter.  The ten-year treasury bond yield approached 3.0% before rallying back as the stock market roiled. Jerome Powell took office in February as the new Federal Reserve Chair, and so far, he seems to be following Janet Yellen's playbook.  The recent hike in March was widely anticipated, but he hinted rates may rise faster than what the market was anticipating. We added a couple of floating rate corporate bonds to taxable portfolios to allow income to grow as rates rise without duration risk. Overall, we continue our short duration target on bond portfolios, though we have lengthened slightly as rates have risen.

As always, thank you for trusting us with your business, and please reach out with any questions or comments.

Sincerely,

Edward Shill, CFA Gerald Furciniti, CFA
Portfolio Manager Portfolio Manager

RCQCI0418001

QCI Balanced Fund

Schedule of Investments
(Unaudited)

As of March 31, 2018
	Principal	Coupon Rate	Maturity Date	Value (Note 1)

CORPORATE BONDS - 19.11%
Anheuser-Busch InBev Finance, Inc.	$950,000	1.900%	2/1/2019	$947,453
Apple, Inc.	900,000	2.850%	5/6/2021	900,982
Apple, Inc.	785,000	2.161%	5/11/2022	790,011
Bank of America Corp.	735,000	2.925%	10/21/2022	749,312
Caterpillar, Inc.	910,000	3.900%	5/27/2021	935,519
CVS Health Corp.	900,000	2.750%	12/1/2022	868,237
Duke Energy Florida LLC	425,000	5.650%	6/15/2018	427,472
General Mills, Inc.	470,000	5.650%	2/15/2019	482,981
General Mills, Inc.	430,000	3.150%	12/15/2021	427,299
JP Morgan Chase & Co.	745,000	4.350%	8/15/2021	771,661
John Deere Capital Corp.	745,000	2.800%	1/27/2023	732,638
Microsoft Corp.	900,000	2.375%	5/1/2023	874,052
Norfolk Southern Corp.	245,000	5.750%	4/1/2018	245,000
Norfolk Southern Corp.	350,000	3.250%	12/1/2021	352,126
Norfolk Southern Corp.	270,000	3.000%	4/1/2022	269,259
Progress Energy, Inc.	300,000	7.050%	3/15/2019	311,424
The Southern Co.	895,000	2.450%	9/1/2018	893,998
US Bancorp	900,000	3.100%	4/27/2026	859,191

Total Corporate Bonds (Cost $12,074,732)				11,838,615

FEDERAL AGENCY OBLIGATIONS - 6.72%
Federal Home Loan Banks	1,345,000	4.125%	3/13/2020	1,391,072
Federal National Mortgage Association	1,415,000	2.000%	1/5/2022	1,388,613
Federal National Mortgage Association	1,395,000	2.625%	9/6/2024	1,385,543

Total Federal Agency Obligations (Cost $4,216,070)				4,165,228

UNITED STATES TREASURY SECURITIES - 16.09%
United States Treasury Bill	1,710,000	1.375%	6/30/2018	1,708,263
United States Treasury Note	2,905,000	1.000%	11/15/2019	2,848,489
United States Treasury Note	1,550,000	2.000%	11/30/2020	1,535,832
United States Treasury Note	2,880,000	1.625%	11/15/2022	2,765,925
United States Treasury Note	1,125,000	2.375%	8/15/2024	1,106,191

Total United States Treasury Securities (Cost $10,223,037)				9,964,700

				(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - 51.88%

Consumer Discretionary - 7.36%
*	Amazon.com, Inc.	500	$723,670
	McDonald's Corp.	3,000	475,470
	Sky PLC	46,865	845,913
	Starbucks Corp.	6,300	364,707
	The Home Depot, Inc.	2,700	481,248
	The TJX Cos., Inc.	6,600	538,296
	The Walt Disney Co.	6,300	632,772
*	Wayfair, Inc.	7,335	495,333
			4,557,409
Consumer Staples - 2.19%
	Altria Group, Inc.	6,175	384,826
	PepsiCo, Inc.	3,785	413,133
	The Procter & Gamble Co.	7,085	561,699
			1,359,658
Energy - 4.46%
	Chevron Corp.	5,025	573,051
	Enbridge, Inc.	22,848	719,027
	Exxon Mobil Corp.	11,000	820,710
	Schlumberger Ltd.	10,075	652,658
			2,765,446
Financials - 7.19%
	Bank of America Corp.	19,100	572,809
*	Berkshire Hathaway, Inc.	3,200	638,336
	Chubb Ltd.	3,075	420,568
	JPMorgan Chase & Co.	6,450	709,306
	The Charles Schwab Corp.	10,500	548,310
	The Goldman Sachs Group, Inc.	3,500	881,510
	The PNC Financial Services Group, Inc.	4,500	680,580
			4,451,419
Health Care - 5.28%
	Abbott Laboratories	9,500	569,240
	Amgen, Inc.	3,425	583,894
	Bristol-Myers Squibb Co.	9,700	613,525
	Johnson & Johnson	4,775	611,916
*	Regeneron Pharmaceuticals, Inc.	1,300	447,668
	Zimmer Biomet Holdings, Inc.	4,075	444,338
			3,270,581
Industrials - 3.81%
*	Gencor Industries, Inc.	20,000	322,000
	General Dynamics Corp.	2,400	530,160
	Rockwell Automation, Inc.	2,000	350,200
	The LS Starrett Co.	10,878	73,426

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

COMMON STOCKS - Continued

Industrials - Continued
*	Transcat, Inc.	10,054	$157,345
	United Parcel Service, Inc.	3,925	410,791
*	United Rentals, Inc.	3,000	518,190
			2,362,112
Information Technology - 16.48%
	Activision Blizzard, Inc.	8,005	540,017
*	Alphabet, Inc.	541	558,198
	Apple, Inc.	4,500	755,010
*	Check Point Software Technologies Ltd.	5,000	496,700
	Cisco Systems, Inc.	14,500	621,905
	Corning, Inc.	15,000	418,200
*	Facebook, Inc.	3,200	511,328
	FLIR Systems, Inc.	12,200	610,122
	Front Technology Solutions	45,000	1,175,735
	Intel Corp.	13,700	713,496
	Mastercard, Inc.	3,500	613,060
	Microsoft Corp.	9,650	880,756
	NVIDIA Corp.	2,350	544,236
	Palo Alto Networks, Inc.	3,775	685,238
	QUALCOMM, Inc.	6,000	332,460
	ServiceNow, Inc.	3,000	496,350
	Universal Display Corp.	2,500	252,500
			10,205,311
Materials - 2.43%
	Albemarle Corp.	3,500	324,555
	Ecolab, Inc.	5,000	685,350
	Nucor Corp.	8,075	493,302
			1,503,207
Real Estate - 1.04%
	Ventas, Inc.	13,000	643,890

Telecommunications - 0.64%
	Verizon Communications, Inc.	8,225	393,320

Utilities - 1.00%
	Duke Energy Corp.	8,000	619,760

	Total Common Stocks (Cost $25,437,728)		32,132,113

OPEN-END FUND - 1.13%
	Templeton Global Bond Fund - Advisor Class Shares	58,595	697,862

	Total Open-End Fund (Cost $682,705)		697,862

			(Continued)

QCI Balanced Fund

Schedule of Investments - Continued
(Unaudited)

As of March 31, 2018
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 2.09%
First Trust Preferred Securities and Income ETF		34,525	$671,857
Schwab US Small-Cap ETF		9,000	622,170

Total Exchange-Traded Products (Cost $1,273,460)			1,294,027

SHORT-TERM INVESTMENT - 2.54%
§	Fidelity Institutional Money Market Funds - Government Portfolio, 1.36%	1,571,586	1,571,586

Total Short-Term Investment (Cost $1,571,586)			1,571,586

Total Value of Investments (Cost $55,479,318) - 99.56%			$61,664,131

Other Assets Less Liabilities - 0.44%			271,257

Net Assets - 100.00%			$61,935,388

* Non-income producing investment
§ Represents 7 day effective yield on March 31, 2018.

The following acronyms or abbreviations are used in this portfolio:
PLC - Public Limited Company
LLC - Limited Liability Company

Summary of Investments
by Sector	% of Net
	Assets	Value
Corporate Bonds	19.11%	$11,838,615
Federal Agency Obligations	6.72%	4,165,228
United States Treasury Securities	16.09%	9,964,700
Consumer Discretionary	7.36%	4,557,409
Consumer Staples	2.19%	1,359,658
Energy	4.46%	2,765,446
Financials	7.19%	4,451,419
Health Care	5.28%	3,270,581
Industrials	3.81%	2,362,112
Information Technology	16.48%	10,205,311
Materials	2.43%	1,503,207
Real Estate	1.04%	643,890
Telecommunications	0.64%	393,320
Utilities	1.00%	619,760
Open-End Fund	1.13%	697,862
Exchange-Traded Products	2.09%	1,294,027
Short-Term Investment	2.54%	1,571,586
Other Assets Less Liabilities	0.44%	271,257
Total Net Assets	100.00%	$61,935,388

See Notes to Financial Statements

QCI Balanced Fund

Statement of Assets and Liabilities
(Unaudited)
As of March 31, 2018

Assets:
Investments, at value (cost $55,479,318)	$61,664,131
Due from custodian	4,200
Receivables:
Fund shares sold	109,920
Dividends and interest	189,121
Prepaid expenses:
Registration and filing fees	20,319
Administration fees	7,325
Fund accounting fees	3,416
Transfer agent fees	194
Trustee fees and meeting expenses	164
Security pricing fees	32

Total assets	61,998,822

Liabilities:
Payables:
Fund shares purchased	17,667
Accrued expenses:
Advisory fees	30,333
Professional fees	8,531
Custody fees	2,553
Insurance fees	2,337
Compliance fees	1,225
Shareholder fulfillment expenses	466
Miscellaneous expenses	322

Total liabilities	63,434

Net Assets	$61,935,388

Net Assets Consist of:
Paid in Interest	$54,637,905
Accumulated net investment loss	(1,284)
Undistributed net realized gain on investments	1,113,954
Net unrealized appreciation on investments	6,184,813

Total Net Assets	$61,935,388
Institutional Class Shares Outstanding, no par value (unlimited authorized shares)	5,186,948
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$11.94

See Notes to Financial Statements

QCI Balanced Fund

Statement of Operations
(Unaudited)
For the fiscal period ended March 31, 2018

Investment Income:
Dividend income (net of withholding tax $2,649)	$346,542
Interest income	243,801

Total Investment Income	590,343

Expenses:
Advisory fees (Note 2)	230,930
Administration fees (Note 2)	38,602
Fund accounting fees (Note 2)	19,353
Registration and filing fees	14,369
Professional fees	13,710
Transfer agent fees (Note 2)	13,315
Custody fees (Note 2)	6,947
Trustee fees and meeting expenses (Note 3)	4,192
Shareholder fulfillment expenses	6,115
Compliance fees (Note 2)	5,672
Security pricing fees	5,301
Insurance fees	2,367
Miscellaneous expenses (Note 2)	2,072

Total Expenses	362,945

Fees waived by the Advisor (Note 2)	(55,038)

Net Expenses	307,907

Net Investment Income	282,436

Realized and Unrealized Gain (Loss) on Investments

Net realized gain from investment transactions	1,382,537

Net change in unrealized depreciation on investments	(25,017)

Net Realized and Unrealized Gain on Investments	1,357,520

Net Increase in Net Assets Resulting from Operations	$1,639,956

See Notes to Financial Statements

QCI Balanced Fund

Statements of Changes in Net Assets
	March 31,		September 30,
For the fiscal year or period ended	2018	(a)	2017

Operations:
Net investment income	$282,436		$509,998
Net realized gain from investment transactions	1,382,537		665,972
Net change in unrealized appreciation (depreciation) on investments	(25,017)		3,123,231

Net Increase in Net Assets Resulting from Operations	1,639,956		4,299,201

Distributions to Shareholders:
Net investment income	(283,720)		(510,649)

Decrease in Net Assets Resulting from Distributions	(283,720)		(510,649)

Beneficial Interest Transactions:
Shares sold	15,299,928		8,538,154
Reinvested dividends and distributions	279,334		502,808
Shares repurchased	(15,315,423)		(10,862,912)

Increase (Decrease) in Net Assets from Beneficial Interest Transactions	263,839		(1,821,950)

Net Increase in Net Assets	1,620,075		1,966,602

Net Assets:
Beginning of period	60,315,313		58,348,711
End of period	$61,935,388		$60,315,313

Accumulated Net Investment Loss	$(1,284)		$-

Institutional Share Class Information:
Shares sold	1,275,930		760,692
Reinvested distributions	23,156		44,306
Shares repurchased	(1,276,814)		(968,625)

Net Increase (Decrease) in Shares of Beneficial Interest	22,272		(163,627)

(a) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	March 31,		September 30,
fiscal period or years ended	2018	(f)	2017		2016		2015	2014	(d)

Net Asset Value, Beginning of Period	$11.68		10.95		$10.20		$10.53	$10.00

Income from Investment Operations:
Net investment income	0.04	(e)	0.10	(e)	0.11	(e)	0.10	0.02
Net realized and unrealized gain (loss) on
securities	0.26	(e)	0.73	(e)	0.75	(e)	(0.27)	0.51

Total from Investment Operations	0.30		0.83		0.86		(0.17)	0.53

Less Distributions to Shareholders:
Net investment income	(0.04)		(0.10)		(0.11)		(0.12)	-
Net realized gains	-		-		-		(0.04)	-

Total from Distributions to Shareholders	(0.04)		(0.10)		(0.11)		(0.16)	-

Net Asset Value, End of Period	$11.94		11.68		$10.95		$10.20	$10.53

Total Return	2.69%	(b)	7.59%		8.45%		(1.63)%	5.30%	(b)

Net Assets, End of Period (in thousands)	$61,935		60,315		$58,349		$44,909	$28,466

Ratios of:
Gross Expenses to Average Net Assets (c)	1.18%	(a)	1.19%		1.18%		1.20%	1.65%	(a)
Net Expenses to Average Net Assets (c)	1.00%	(a)	1.00%		1.00%		1.00%	1.00%	(a)
Net Investment Income to Average Net Assets	0.91%	(a)	0.86%		1.05%		1.05%	0.80%	(a)

Portfolio turnover rate	23.04%	(b)	29.19%		38.35%		24.04%	28.77%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Does not include expenses of the investment companies in which the Fund invests.
(d)	For a share outstanding during the period from January 30, 2014 (Date of Initial Public Investment) through September 30, 2014.
(e)	Calculated using average shares method.
(f) Unaudited.

See Notes to Financial Statements

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

1.      Organization and Significant Accounting Policies

The QCI Balanced Fund (the "Fund") is a series of the Starboard Investment Trust (the "Trust"). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on January 30, 2014. The investment objective of the Fund is to balance current income and principal conservation with the opportunity for long-term growth.  The Fund seeks to achieve its investment objective by investing in a diverse portfolio of corporate, agency, and U.S. Government fixed income securities, preferred stock, common stock of primarily large and mid-capitalization issuers, and derivative securities.  Allocation to equity and fixed income securities will range from 25%-75% of assets.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Institutional Class Shares and Retail Class Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees. The Retail Class Shares are subject to distribution plan fees as described in Note 4. Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of March 31, 2018, no Retail Class Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP").  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board ("FASB") Accounting Standards Codification 946 "Financial Services – Investment Companies," and Financial Accounting Standards Update ("ASU") 2013-08.

Investment Valuation
The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation) or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the "Trustees").  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund may invest in portfolios of open-end investment companies (the "Underlying Funds"). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of March 31, 2018 for the Fund's assets measured at fair value:

QCI Balanced Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Corporate Bonds	$11,838,615	$-	$11,838,615	$-
Federal Agency Obligations	4,165,228	-	4,165,228	-
United States Treasury Securities	9,964,700	-	9,964,700	-
Common Stocks*	32,132,113	32,132,113	-	-
Open-End Fund	697,862	697,862	-	-
Exchange-Traded Products	1,294,027	1,294,027	-	-
Short-Term Investment	1,571,586	1,571,586	-	-
Total Assets	$61,664,131	$35,695,588	$25,968,543	$-

     *    Refer to the Schedule of Investments for industry classification.
(a)	The Fund had no transfers into or out of Level 1, 2, or 3 during the fiscal period ended March 31, 2018. It is the Fund's policy to record transfers at the end of the period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method.  Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

Distributions
The Fund may declare and distribute dividends from net investment income (if any), monthly or quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.      Transactions with Related Parties and Service Providers

Advisor
The Fund pays a monthly fee to QCI Asset Management, Inc. (the "Advisor") calculated at the annual rate of 0.75% of the Fund's average daily net assets.

The Advisor has entered into a contractual agreement (the "Expense Limitation Agreement") with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund's total operating expenses (exclusive of those expenses and other expenditures which are capitalized in accordance with generally accepted accounting principles, acquired fund fees and expenses, other extraordinary expenses not incurred in the ordinary course of business, expense related to proxy filings for the shareholder meetings of the Fund, and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940) to not more than 1.00% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2019.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.  For the fiscal period ended March 31, 2018, $230,930 in advisory fees were incurred, of which $55,038 in advisory fees were waived by the Advisor.

Administrator
The Fund pays a monthly fee to The Nottingham Company (the "Administrator") based upon the average daily net assets of the Fund and calculated at the annual rates as shown in the schedule below subject to a minimum of $2,000 per month.  The Administrator also receives a fee as to procure and pay the Fund's custodian, as additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. The Administrator also receives a miscellaneous compensation fee for peer group, comparative analysis, and compliance support totaling $350 per month. As of March 31, 2018, the Administrator received $2,072 in miscellaneous compensation expenses.

A breakdown of the fees is provided in the following table:

Administration Fees*		Custody Fees*		Fund Accounting Fees (minimum monthly)	Fund Accounting Fees (asset- based fee)	Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
First $100 million	0.100%	First $100 million	0.020%	$2,250	0.01%	$150 per state
Next $150 million	0.080%	Over $100 million	0.009%
Next $250 million	0.060%
Next $500 million	0.050%	*Minimum monthly fees of $2,000 and $417 for Administration and Custody, respectively.
Next $1 billion	0.040%
Over $2 billion	0.030%

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

The Fund incurred $38,602 in administration fees, $6,947 in custody fees, and $19,353 in fund accounting fees for the fiscal period ended March 31, 2018.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust's Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC ("Transfer Agent") serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent's fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the "Distributor") serves as the Fund's principal underwriter and distributor.  The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.

3.      Trustees and Officers

The Board of Trustees is responsible for the management and supervision of the Fund.  The Trustees approve all significant agreements between the Trust, on behalf of the Fund, and those companies that furnish services to the Fund; review performance of the Advisor and the Fund; and oversee activities of the Fund.  Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust.  Trustees who are not "interested persons" of the Trust or the Advisor within the meaning of the 1940 Act (the "Independent Trustees") receive $2,000 each year from each Fund. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  Additional fees may also be incurred during the year as special meetings are necessary in addition to the regularly scheduled meetings of the Board of Trustees.

Certain officers of the Trust may also be officers of the Administrator.

4.      Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the "Plan").  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Retail Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal period ended March 31, 2018, no fees were incurred by the Fund.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

5.      Purchases and Sales of Investment Securities

For the fiscal period ended March 31, 2018, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$14,469,936	$13,808,682

Purchases of Government Securities	Proceeds from Sales of Government Securities
$1,451,098	$1,598,951

6.      Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund's tax positions taken on federal income tax returns for the open tax years/period ended from September 30, 2015 through September 30, 2017, and as of and during the period ended March 31, 2018, and determined the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the open tax years/period, the Fund did not incur any interest or penalties.

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

Distributions from
For the Fiscal Year or Period Ended	Ordinary Income	Long-Term- Capital Gains
03/31/2018	$ 283,720	$ -
09/30/2017	$ 510,649	$ -

 At March 31, 2018, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$55,479,318

Unrealized Appreciation	$7,738,301
Unrealized Depreciation	(1,553,488)
Net Unrealized Appreciation	$6,184,813

7.      Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of March 31, 2018, SEI Private Trust Company held 29.34% of the Fund.  The Fund has no knowledge as to whether all or any portion of the shares owned of record by SEI Private Trust Company are also owned beneficially.

(Continued)

QCI Balanced Fund

Notes to Financial Statements
(Unaudited)

As of March 31, 2018

8.      Commitments and Contingencies

Under the Trust's organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

9.      Subsequent Events

In accordance with GAAP, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

QCI Balanced Fund

Additional Information
(Unaudited)

1.      Proxy Voting Policies and Voting Record

A copy of the Trust's Proxy Voting and Disclosure Policy and the Advisor's Disclosure Policy are included as Appendix B to the Fund's Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission ("SEC") at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC's website at sec.gov.

2.      Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund's Forms N-Q are available on the SEC's website at sec.gov.  You may review and make copies at the SEC's Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 800-SEC-0330. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.      Tax Information

We are required to advise you within 60 days of the Fund's fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund's fiscal period March 31, 2018.

During the fiscal period ended March 31, 2018, the Fund paid $283,720 in income distributions but no long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.      Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and/or service fees (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 through March 31, 2018.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value October 1, 2017	Ending Account Value March 31, 2018	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,026.90	$5.05
	$1,000.00	$1,019.95	$5.04
*Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio of 1.00%,  multiplied by 182/365 (to reflect the one-half year period).

5.      Approval of Investment Advisory Agreement

In connection with the regular Board meeting held on January 23, 2017, the Board, including a majority of the Independent Trustees, discussed the approval of a management agreement between the Trust and the Advisor, with respect to the Fund (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process.  The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered.  The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
(i) The nature, extent, and quality of the services provided by the Advisor. The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund's inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund's investment objectives and limitations; its coordination of services for the Fund among the Fund's service providers; and its efforts to promote the Fund, grow the Fund's assets, and assist in the distribution of Fund shares.

The Trustees noted that the Advisor seeks maximum relative total return by investing in a portfolio of common stocks, exchange-traded funds, and futures contracts, while also engaging in option trades that the Advisor believes will be profitable due to perceived pricing discrepancies in the options market.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor's business, the Advisor's compliance program, and the Advisor's Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

(ii) The investment performance of the Fund and Advisor. The Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment Advisors, and applicable peer group data (e.g., Lipper peer group average). The Trustees also considered the consistency of the Advisor's management of the Fund with its investment objective, policies and limitations.

The Trustees noted that the Fund's performance, year to date, was higher than some of its peers, but lower than others, and only slightly underperformed the Lipper Peer Group Average. The Trustees also noted that, over the past one-year period, the Fund over-performed its Lipper Peer Group Average.

After reviewing the short-term investment performance of the Fund, the Advisor's experience managing the Fund, the Advisor's historical investment performance, and other factors, the Board concluded that the investment performance of the Fund and the Advisor was satisfactory.

(iii) The costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund. The Trustees first noted that the management fee for the Fund under the Investment Advisory Agreement was 0.75% of average daily new assets. The Trustees evaluated the Advisor's staffing, personnel, and methods of operating; the education and experience of the Advisor's personnel; the Advisor's compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor and the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Advisor responded to several questions about the financial condition of the firm and reviewed a profitability analysis with the Trustees. The Trustees noted that the Advisor directly pays for certain expenses of the Fund under an Expense Limitation Agreement in order to help limit the Fund's annual operating expenses. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor's name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors. The Trustees determined that the Fund's management fee, while higher than some comparable funds, was lower than the peer group average. The Trustees also determined that the Fund's net expense ratio, while higher than some comparable funds, was lower than the peer group average. The Trustees noted that the Fund was much smaller than the peer group average. Following this comparison and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm's length.

(iv) The extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund's investors. In this regard, the Trustees reviewed the Fund's operational history and noted that the size of the Fund had not provided an opportunity to realize economies of scale. The Trustees then reviewed the Fund's fee arrangements for breakpoints or other provisions that would allow the Fund's shareholders to benefit from economies of scale in the future as the Fund grows. The Trustees determined that the maximum management fee would stay the same regardless of the Fund's asset levels and, therefore, did not reflect economies of scale. The Trustees noted that the Fund was a relatively small size and economies of scale were unlikely to be achievable in the near future. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

The Board then reviewed the earlier discussion regarding addendum to the Advisor's 15c memorandum, and the Advisor's clarification that it would review the potential for fee breakpoints once the Fund had reached a higher asset level.

Following further discussion of the Fund's asset levels, expectations for growth, and fee levels, the Board determined that the Fund's fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

(v) The Advisor's practices regarding brokerage and portfolio transactions. In considering the Advisor's practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor's standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions. The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars). The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was less than $0.01 per share. After further review and discussion, the Board determined that the Advisor's practices regarding brokerage and portfolio transactions were satisfactory.

(Continued)

QCI Balanced Fund

Additional Information
(Unaudited)

(vi) The Advisor's practices regarding conflicts of interest. In considering the Advisor's practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and the Advisor's other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor's code of ethics. Following further consideration and discussion, the Board indicated that the Advisor's standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

In response to a question of Mr. Cohen, it was confirmed that the Advisor would bear all of the costs of the shareholder approval process.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that renewal of the Investment Advisory Agreement was in the best interest of the shareholders of the Fund.

Company History

Originally founded in 1975, QCI Asset Management is a completely independent, 100% employee owned firm, managing investment portfolios for high net worth individuals, trusts, pension and retirement plans, corporations, higher education and other non-for-profit clients. We also provide objective, fee-based consulting advice to the fiduciaries for participant-directed retirement plans.

You Come First. Your financial success is what drives us. We're focused on helping you achieve your goals for the future. Highly responsive client service and regular, proactive communication is what you can expect from us.

Right Sized for Success. QCI Asset Management is small enough to offer you the personal service you deserve, yet large enough to back up that service with knowledgeable talent experienced in the finance industry. We conduct our own investment research and provide a wide range of services, all without selling you commission based financial products.

Consistent, Responsible Investment Practices. The basic principles of good investing never change. At QCI, we've used the same fundamental approach for over forty years, because it works. Accounts are structured with the goal of achieving acceptable, absolute performance during strong "up" markets, while providing superior relative returns in "down" markets. We follow well-defined processes at every step, with focused attention to detail and precision.

This time-tested approach is now broadly available via our QCI Balanced Fund. For more information and a prospectus, please call (800) 836-3960.

QCI ASSET MANAGEMENT, INC.

Edward Shill, CFA
LEAD PORTFOLIO MANAGER

EDUCATION
Chartered Financial Analyst (CFA) designation
University Center Binghamton, MS Economics and Finance
SUNY Brockport, BS Economics and Finance

SPECIALIZATIONS
Ed is Principal and Chief Investment Officer of QCI focusing on asset allocation and portfolio construction. Other primary responsibilities include portfolio management for institutional and taxable clients.

GENERAL BACKGROUND
Joined the firm in 1992, after having served as an analyst and portfolio manager for five years for Fleet/Norstar Investment Advisors.

Gerald Furciniti, CFA
CO-PORTFOLIO MANAGER

EDUCATION
Chartered Financial Analyst (CFA) designation
Rochester Institute of Technology MBA Finance
Rochester Institute of Technology BS with Honors, Biology

SPECIALIZATIONS
Jerry is responsible for constructing and maintaining portfolios for individual and institutional clients. He also leads the equity research process and manages analyst development.

GENERAL BACKGROUND
Joined QCI in 2001 after having served as an Analyst in the New Business Development Group in Kodak's Health Imaging Division.

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

/s/ Katherine M. Honey
Date: June 5, 2018	Katherine M. Honey President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
Date: June 5, 2018	Katherine M. Honey President and Principal Executive Officer

/s/ Ashley E. Harris
Date: June 5, 2018	Ashley E. Harris Treasurer and Principal Financial Officer